Related Party Transactions (Details Textual) (USD $)	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Related Party Transaction [Line Items]
Cash compensation to officers		$ 192,000	$ 220,704			$ 454,549
Aggregate amount owing to officers and directors for fees and expenses		54,960		43,503		109,030	447,777
Loan payable							264,352
Interest expense	2,015	4,067	3,947	2,091	6,088	8,020	7,521
Director fees recognized		48,500	15,000			44,333
Valent Technologies, LLC [Member]
Related Party Transaction [Line Items]
Loan payable		276,439				272,372		278,530
Interest expense		26,439	3,947			22,372
Officer and Director [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Aggregate amount owing to officers and directors for fees and expenses						65,023
Officer and Director [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Cash compensation to officers				385,000	311,000
Aggregate amount owing to officers and directors for fees and expenses		54,960		43,503
Director fees recognized				$ 77,667	$ 53,333